Subsequent Events	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

(8) Subsequent Events

On November 23, 2021, the Company’s board of directors and shareholders approved an amendment to the Company’s Certificate of Incorporation to increase the number of authorized shares to common stock to 10,000,000. The amendment was effective on November 24, 2021, the date it was filed with the Delaware Secretary of State.

On November 24, 2021, the Company’s board of directors set the record date for a 1,000 for 1 forward stock split to be the close of business on November 24, 2021. The forward stock split was previously approved in June 2020 but not implemented because the Company did not have sufficient authorized shares at the time. As a result of the forward stock split, the Company’s 2020 Equity Compensation Plan, and all outstanding options, warrants and convertible securities were proportionally adjusted.

These audited financial statements have been retrospectively adjusted to take into account the Forward Stock Split (unless otherwise indicated) and authorized capital changes.

On December 7, 2021, the Company, Creative Learning Corporation (“CLC”), a Delaware corporation (“DIA”), and the existing shareholders of DIA executed an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”), under which the CLC would acquire all of the issued and outstanding common stock of DIA by issuing one share of Series A Convertible Preferred Stock of CLC (the “Series A Preferred”) of the Company for each outstanding share of DIA common stock (the “Share Exchange”). A total of 2,592,791 Series A Convertible Preferred shares were issued or reserved for issuance to certain noteholders of DIA upon the conversion of their notes. On February 24, 2022, the Company and its existing shareholders entered into an Assignment of Shares of DIA common stock with CLC, and the closing of the Share Exchange occurred. Each share of Series A Preferred   is convertible into 33.94971 shares of common stock of CLC, which entitles the holders thereof to 85% of the CLC’s common stock upon a conversion of all shares of Series A Preferred, determined on a fully-diluted basis, but prior to any shares issued or issuable as a result of a proposed private placement by CLC . In addition, each share of Series A Preferred is entitled to dividends and voting rights on an “as converted” basis with the common stockholders.

At the closing of the Share Exchange, the Company’s Equity Plan was terminated.

At the closing of the Share Exchange, Messrs. Possumato and Potash each agreed to exercise 56,250 stock options issued to them, which was the number of stock options which had vested as of the date the Share Exchange Agreement was executed. The balance of the stock options issued to Messrs. Possumato and Potash were cancelled. The stock options had an exercise price of $0.75 per share. In lieu of paying the exercise price in cash, the exercise price was recorded as compensation expense of $42,188 to each of Messrs. Possumato and Potash.

At the closing of the Share Exchange, the holders of the related party notes totaling $95,000 agreed to convert their notes into DIA common stock at a conversion price of $2.00 per share, which shares were automatically converted into 50,482 shares of Series A Convertible Preferred Shares of CLC at the closing.

At the closing of the Share Exchange, the vesting conditions for 300,000 shares (post-split) issued to a consultant were waived by the Company.

In December 2021, the Paycheck Protection Program Loan granted from First Bank of the Lake in the aggregate amount of $23,750 was forgiven, along with all interest accrued on the loan.

Upon closing of the Share Exchange, all of the existing members of CLC’s board of directors (the “Board”) of the Company resigned, except that Rod Whiton’s resignation will not be effective until ten days after an information statement pursuant to Rule 14f-1 is mailed to shareholders. John Possumato, Adam Potash and Paul Patrizio were appointed to CLC’s Board, provided that the appointments of Messrs. Potash and Patrizio will not be effective until ten days after an information statement pursuant to Rule 14f-1 is mailed to shareholders. Upon closing of the Share Exchange, Christopher Rego and Rod Whiton resigned as officers, and John Possumato was appointed chief executive officer and Adam Potash was appointed chief operating officer. Mike Elkin agreed to remain as chief financial officer of the Company.

Subsequent to September 30, 2021, the Company issued an aggregate of five convertible notes to five investors, each for $25,000. The notes bear interest at a rate of 8% per annum, mature on December 31, 2022, and are convertible into the Company’s common stock on the same basis that is described for the Convertible Note issued to Knightsgate Ventures II, LP on April 1, 2021. See Note (7), Convertible Debt.

In March 2022, the holders of all of the convertible notes issued to unrelated investors agreed to convert their notes of $275,000  into 129,809 shares of common stock  of the Company, which was automatically converted into shares of Series A Preferred Stock of CLC in accordance with the Share Exchange Agreement.

The Company has evaluated all subsequent events through July 8, 2022 the financial statements were available to be issued.